Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Derecognition of financial instruments not measured at fair value through profit or loss	kr 4	kr 59	kr 0	kr 63	kr 1	kr 3
Financial assets or liabilities at fair value through profit or loss	52	(77)	(24)	(26)	(4)	52
Financial instruments under fair value hedge accounting	(21)	43	(8)	22	4	(43)
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	0	3	0	3	7
Total net results of financial transactions	kr 34	kr 25	kr (29)	kr 59	kr 4	kr 18